                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08741
                                        -----------

                                 Merrimac Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   200 Clarendon Street, P.O. Box 9130, Boston, MA                02117
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)


Susan C. Mosher, Secretary of the Merrimac Series
Mail Code LEG 13 200 Clarendon Street, Boston, MA                 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 637-7622
                                                    -----------------

Date of fiscal year end:      12/31/2004
                              -----------------

Date of reporting period:     12/31/2004
                              -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [logo]

                                MERRIMAC SERIES

                                 Annual Report
                               December 31, 2004

[LOGO]

February 15, 2005

Dear Shareholder:

We are pleased to provide you with the Annual Report of the Merrimac Series as of December 31, 2004. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

June 30, 2004 saw the start of the Federal Open Market Committee's effort to gradually raise short term interest rates. February 2, 2005 marked the sixth consecutive Committee meeting at which a 25 basis point rate increase was imposed. While additional rate increases are universally anticipated, opinions are beginning to differ among market participants as to what the Committee's target rate is and over what period subsequent increases will be imposed to reach the target. Managing our portfolios through the economic events impacting Committee decisions will be the challenge for our sub-advisers during 2005.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of a Merrimac Series, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The annualized expense ratio reflects the feeder funds' proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See
Note 1 to the Merrimac Series Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Merrimac Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 vested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each fund in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2004     DECEMBER 31, 2004     EXPENSE RATIO    DECEMBER 31, 2004)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC CASH SERIES
PREMIUM CLASS
    Actual....................        $1,000.00            $1,007.40             0.15%                 $0.75
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.39             0.15%                  0.75
RESERVE CLASS
    Actual....................         1,000.00             1,006.90             0.25%                  1.25
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.89             0.25%                  1.26
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,006.20             0.40%                  2.01
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.13             0.40%                  2.03
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,007.20             0.23%                  1.14
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.00             0.23%                  1.15
INVESTMENT CLASS
    Actual....................         1,000.00             1,005.70             0.50%                  2.51
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.63             0.50%                  2.53

MERRIMAC PRIME SERIES
PREMIUM CLASS
    Actual....................         1,000.00             1,007.60             0.24%                  1.22
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.93             0.24%                  1.23
RESERVE CLASS
    Actual....................         1,000.00             1,007.10             0.34%                  1.72
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.42             0.34%                  1.73
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,006.30             0.49%                  2.48
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.67             0.49%                  2.50
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,007.30             0.32%                  1.61
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.54             0.32%                  1.62
INVESTMENT CLASS
    Actual....................         1,000.00             1,005.80             0.59%                  2.98
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.17             0.59%                  3.00

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2004     DECEMBER 31, 2004     EXPENSE RATIO    DECEMBER 31, 2004)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC TREASURY SERIES
PREMIUM CLASS
    Actual....................        $1,000.00            $1,006.50             0.21%                 $1.06
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.08             0.21%                  1.07
RESERVE CLASS
    Actual....................         1,000.00             1,006.00             0.31%                  1.56
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.58             0.31%                  1.58
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,005.30             0.46%                  2.32
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.82             0.46%                  2.34
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,006.20             0.29%                  1.45
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.69             0.29%                  1.46
INVESTMENT CLASS
    Actual....................         1,000.00             1,004.80             0.56%                  2.82
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.32             0.56%                  2.85

MERRIMAC TREASURY PLUS SERIES
PREMIUM CLASS
    Actual....................         1,000.00             1,007.40             0.21%                  1.04
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.10             0.21%                  1.05
RESERVE CLASS
    Actual....................         1,000.00             1,006.90             0.31%                  1.55
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.59             0.31%                  1.56
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,006.10             0.46%                  2.30
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.84             0.46%                  2.32
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,007.10             0.28%                  1.43
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.71             0.28%                  1.45
INVESTMENT CLASS
    Actual....................         1,000.00             1,005.60             0.56%                  2.81
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.34             0.56%                  2.83

MERRIMAC U.S. GOVERNMENT
  SERIES
PREMIUM CLASS
    Actual....................         1,000.00             1,007.40             0.21%                  1.05
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.09             0.21%                  1.06
RESERVE CLASS
    Actual....................         1,000.00             1,006.90             0.31%                  1.56
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.58             0.31%                  1.57
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,006.20             0.46%                  2.31
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.83             0.46%                  2.33
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,007.10             0.29%                  1.44
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.70             0.29%                  1.46
INVESTMENT CLASS
    Actual....................         1,000.00             1,005.70             0.56%                  2.82
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.33             0.56%                  2.84

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             EXPENSES PAID
                                    BEGINNING            ENDING                              DURING PERIOD
                                  ACCOUNT VALUE      ACCOUNT VALUE        ANNUALIZED        (JULY 1 THROUGH
                                  JULY 1, 2004     DECEMBER 31, 2004     EXPENSE RATIO    DECEMBER 31, 2004)
                                  -------------    ------------------    -------------    -------------------
MERRIMAC MUNICIPAL SERIES
PREMIUM CLASS
    Actual....................        $1,000.00            $1,006.00             0.22%                 $1.09
    Hypothetical (5% return
      before expenses)........         1,000.00             1,024.05             0.22%                  1.10
RESERVE CLASS
    Actual....................         1,000.00             1,005.50             0.32%                  1.60
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.54             0.32%                  1.61
INSTITUTIONAL CLASS
    Actual....................         1,000.00             1,004.70             0.47%                  2.35
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.79             0.47%                  2.37
NOTTINGHAM CLASS (NOTE 1)
    Actual....................         1,000.00             1,005.70             0.29%                  1.48
    Hypothetical (5% return
      before expenses)........         1,000.00             1,023.66             0.29%                  1.50
INVESTMENT CLASS
    Actual....................         1,000.00             1,004.20             0.57%                  2.85
    Hypothetical (5% return
      before expenses)........         1,000.00             1,022.29             0.57%                  2.88

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                               CASH           PRIME        TREASURY     TREASURY PLUS  U.S. GOVERNMENT    MUNICIPAL
                              SERIES         SERIES         SERIES         SERIES          SERIES           SERIES
                           -------------  -------------  -------------  -------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $1,374,137,778 $398,983,106   $311,613,517   $252,076,984   $1,066,367,485   $317,693,572
    Prepaid expenses             69,204         24,470         11,268          9,611          25,988           8,067
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total assets       1,374,206,982   399,007,576    311,624,785    252,086,595   1,066,393,473     317,701,639
                           ------------   ------------   ------------   ------------   -------------    ------------
LIABILITIES
    Distributions payable
      to shareholders         2,098,393        783,341        373,075        373,803       2,137,463         306,391
    Accrued expenses            590,366        155,522        238,903        212,027         831,567         351,010
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total liabilities     2,688,759        938,863        611,978        585,830       2,969,030         657,401
                           ------------   ------------   ------------   ------------   -------------    ------------
NET ASSETS                 $1,371,518,223 $398,068,713   $311,012,807   $251,500,765   $1,063,424,443   $317,044,238
                           ============   ============   ============   ============   =============    ============
NET ASSETS CONSIST OF:
    Paid in capital        $1,372,161,668 $398,080,224   $310,981,647   $251,500,831   $1,063,765,739   $317,044,238
    Accumulated net
      realized loss on
      investments              (757,249)       (13,483)          (735)           (66)       (341,316)             --
    Accumulated net
      investment income         113,804          1,972         31,895             --              20              --
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total net assets   $1,371,518,223 $398,068,713   $311,012,807   $251,500,765   $1,063,424,443   $317,044,238
                           ============   ============   ============   ============   =============    ============
TOTAL NET ASSETS
    Premium Class          $701,615,973   $398,048,711   $ 44,951,632   $ 29,036,649   $ 361,957,451    $     52,330
                           ============   ============   ============   ============   =============    ============
    Reserve Class          $ 49,086,871   $      5,000   $      5,155   $      5,159   $  45,041,645    $      5,132
                           ============   ============   ============   ============   =============    ============
    Institutional Class    $ 12,718,011   $      5,002   $  2,342,392   $    164,518   $       4,998    $      5,174
                           ============   ============   ============   ============   =============    ============
    Nottingham Class
      (Note 1)             $  2,429,256   $      5,000   $      5,136   $      5,140   $  14,968,526    $      5,113
                           ============   ============   ============   ============   =============    ============
    Investment Class       $605,668,112   $      5,000   $263,708,492   $222,289,299   $ 641,451,823    $316,976,489
                           ============   ============   ============   ============   =============    ============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
  (NOTE 6)
    Premium Class           701,943,238    398,060,222     44,946,675     29,036,657     362,072,557          52,330
                           ============   ============   ============   ============   =============    ============
    Reserve Class            49,109,767          5,000          5,154          5,159      45,055,969           5,132
                           ============   ============   ============   ============   =============    ============
    Institutional Class      12,723,943          5,002      2,342,134        164,518           5,000           5,174
                           ============   ============   ============   ============   =============    ============
    Nottingham Class
      (Note 1)                2,430,389          5,000          5,135          5,140      14,973,286           5,113
                           ============   ============   ============   ============   =============    ============
    Investment Class        605,950,622          5,000    263,679,410    222,289,357     641,655,811     316,976,489
                           ============   ============   ============   ============   =============    ============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $       1.00   $       1.00   $       1.00   $       1.00   $        1.00    $       1.00
                           ============   ============   ============   ============   =============    ============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                               CASH           PRIME        TREASURY     TREASURY PLUS  U.S. GOVERNMENT    MUNICIPAL
                              SERIES         SERIES         SERIES         SERIES          SERIES           SERIES
                           -------------  -------------  -------------  -------------  ---------------  --------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $ 48,503,442   $  7,173,865   $  3,772,331   $  3,416,590   $  16,920,254    $  3,813,085
    Expenses (Note 4)        (6,099,092)      (878,437)      (585,073)      (458,034)     (2,013,991)       (580,010)
                           ------------   ------------   ------------   ------------   -------------    ------------
        Net investment
          income from
          Portfolio          42,404,350      6,295,428      3,187,258      2,958,556      14,906,263       3,233,075
                           ------------   ------------   ------------   ------------   -------------    ------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                  367,106         44,925         30,903         25,669         112,446          31,970
    Audit                        28,203          8,236         10,028         11,955          25,002           8,472
    Legal                        31,502          2,574          1,624          1,702          12,477           2,017
    Printing                     10,072          6,178          4,965          4,942           7,529           4,633
    Registration                 34,246        107,774          7,449         11,873         107,023          37,952
    Insurance                    49,963          5,184          3,689          3,994          25,815           4,000
    Trustees fees and
      expenses                   46,805          7,530          3,084          3,269          15,963           3,836
    Ratings fee                   4,740         14,306          6,356          6,010              --              --
    Miscellaneous                44,630          9,537          5,559          7,259          15,535             926
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total expenses
          common to all
          classes               617,267        206,244         73,657         76,673         321,790          93,806
                           ------------   ------------   ------------   ------------   -------------    ------------
    Shareholder servicing
      fee-Institutional
      Class                      54,960             11          3,887            486              11              15
    Shareholder servicing
      fee-Investment
      Class                   1,540,738             11        647,237        475,149       1,573,260         798,463
    Distribution
      fees-Reserve Class         42,211              4              4              4          24,586               4
    Distribution
      fees-Nottingham
      Class (Note 1)                  9              6              6              6               9               6
    Distribution
      fees-Investment
      Class                     616,295              4        258,895        190,059         629,304         319,385
                           ------------   ------------   ------------   ------------   -------------    ------------
        Total expenses        2,871,480        206,280        983,686        742,377       2,548,960       1,211,679
                           ------------   ------------   ------------   ------------   -------------    ------------

NET INVESTMENT INCOME        39,532,870      6,089,148      2,203,572      2,216,179      12,357,303       2,021,396

NET REALIZED LOSS ON
  INVESTMENTS ALLOCATED
  FROM PORTFOLIO               (743,334)       (13,483)          (735)            --        (336,064)             --
                           ------------   ------------   ------------   ------------   -------------    ------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $ 38,789,536   $  6,075,665   $  2,202,837   $  2,216,179   $  12,021,239    $  2,021,396
                           ============   ============   ============   ============   =============    ============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        CASH SERIES                            PRIME SERIES                 TREASURY SERIES
                           -------------------------------------   -------------------------------------   -----------------
                                                                                        FOR THE PERIOD
                                                                                         JUNE 20, 2003
                                                                                       (COMMENCEMENT OF
                              YEAR ENDED          YEAR ENDED          YEAR ENDED        OPERATIONS) TO        YEAR ENDED
                           DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     39,532,870    $     39,608,486    $      6,089,148    $        820,278    $      2,203,572
    Net realized gain
     (loss) allocated
     from Portfolio                (743,334)             42,010             (13,483)              1,972                (735)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations               38,789,536          39,650,496           6,075,665             822,250           2,202,837
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class               (33,414,996)        (34,099,165)         (6,088,938)           (820,216)           (481,940)
    Reserve Class                  (490,804)            (52,124)                (58)                (19)                (47)
    Institutional Class            (213,925)           (135,528)                (50)                (15)            (14,212)
    Nottingham Class
     (Note 1)                       (25,315)                (44)                (55)                (15)                (45)
    Investment Class             (5,387,830)         (5,321,625)                (47)                (13)         (1,707,328)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                (39,532,870)        (39,608,486)         (6,089,148)           (820,278)         (2,203,572)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                    33,756,184,498      29,987,852,265       1,316,304,466         200,025,677         574,365,121
    Proceeds from
     dividends reinvested        22,396,150          16,427,005           3,156,115                  --                  81
    Payment for shares
     redeemed               (35,507,069,717)    (31,121,046,065)     (1,121,406,034)                 --        (564,603,131)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions         (1,728,489,069)     (1,116,766,795)        198,054,547         200,025,677           9,762,071
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS              (1,729,232,403)     (1,116,724,785)        198,041,064         200,027,649           9,761,336
NET ASSETS
    Beginning of period       3,100,750,626       4,217,475,411         200,027,649                  --         301,251,471
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $  1,371,518,223    $  3,100,750,626    $    398,068,713    $    200,027,649    $    311,012,807
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $        113,804    $         57,879    $          1,972    $             --    $         31,895
                           ================    ================    ================    ================    ================

                            TREASURY SERIES
                           -----------------

                              YEAR ENDED
                           DECEMBER 31, 2003
                           -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      2,080,671
    Net realized gain
     (loss) allocated
     from Portfolio                   2,500
                           ----------------
        Net increase in
        net assets from
        operations                2,083,171
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (661,883)
    Reserve Class                       (40)
    Institutional Class             (32,955)
    Nottingham Class
     (Note 1)                           (33)
    Investment Class             (1,385,760)
                           ----------------
        Total dividends
        declared                 (2,080,671)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                       673,201,909
    Proceeds from
     dividends reinvested                74
    Payment for shares
     redeemed                  (733,633,017)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            (60,431,034)
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (60,428,534)
NET ASSETS
    Beginning of period         361,680,005
                           ----------------
    End of period          $    301,251,471
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $         29,395
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES           MUNICIPAL SERIES
                           -------------------------------------   -------------------------------------   -----------------
                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      2,216,179    $      2,009,240    $     12,357,303    $      4,242,742    $      2,021,396
    Net realized loss
     allocated from
     Portfolio                           --                  --            (336,064)             (5,252)                 --
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations                2,216,179           2,009,240          12,021,239           4,237,490           2,021,396
                           ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                  (660,490)           (840,509)         (6,265,642)           (825,719)             (3,410)
    Reserve Class                       (54)                (42)           (318,446)                (49)                (46)
    Institutional Class              (1,784)             (1,932)                (50)                (40)                (35)
    Nottingham Class
     (Note 1)                           (51)                (34)            (48,311)                (41)                (43)
    Investment Class             (1,553,800)         (1,166,723)         (5,724,854)         (3,416,893)         (2,017,862)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                 (2,216,179)         (2,009,240)        (12,357,303)         (4,242,742)         (2,021,396)
                           ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                     1,280,543,063       1,387,597,580       5,179,788,724       2,319,279,153         760,179,019
    Proceeds from
     dividends reinvested             2,201               1,508             361,027              59,084                 163
    Payment for shares
     redeemed                (1,269,366,441)     (1,484,577,645)     (4,611,288,567)     (2,274,818,206)       (692,169,206)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions             11,178,823         (96,978,557)        568,861,184          44,520,031          68,009,976
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS                  11,178,823         (96,978,557)        568,525,120          44,514,779          68,009,976
NET ASSETS
    Beginning of period         240,321,942         337,300,499         494,899,323         450,384,544         249,034,262
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $    251,500,765    $    240,321,942    $  1,063,424,443    $    494,899,323    $    317,044,238
                           ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets   $             --    $             --    $             20    $             20    $             --
                           ================    ================    ================    ================    ================

                           MUNICIPAL SERIES
                           -----------------
                              YEAR ENDED
                           DECEMBER 31, 2003
                           -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $        932,498
    Net realized loss
     allocated from
     Portfolio                           --
                           ----------------
        Net increase in
        net assets from
        operations                  932,498
                           ----------------
DIVIDENDS DECLARED FROM
  NET INVESTMENT INCOME
    Premium Class                       (41)
    Reserve Class                       (36)
    Institutional Class                 (25)
    Nottingham Class
     (Note 1)                           (29)
    Investment Class               (932,367)
                           ----------------
        Total dividends
        declared                   (932,498)
                           ----------------
FUND SHARE TRANSACTIONS
  (NOTE 6)
    Proceeds from shares
     sold                       416,318,685
    Proceeds from
     dividends reinvested               135
    Payment for shares
     redeemed                  (263,492,370)
                           ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions            152,826,450
                           ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 152,826,450
NET ASSETS
    Beginning of period          96,207,812
                           ----------------
    End of period          $    249,034,262
                           ================
Accumulated undistributed
  net investment income
  included in net assets   $             --
                           ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                          RATIOS TO AVERAGE NET ASSETS/
                                                                                                SUPPLEMENTAL DATA
                                                                                       ------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                     NET ASSETS
                             VALUE       NET        FROM NET       VALUE                            NET          END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL              INVESTMENT      PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)  EXPENSES    INCOME    (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ---------  --------  ----------  --------------
CASH SERIES
    PREMIUM CLASS
        2004                $1.000      $0.012       $(0.012)     $1.000       1.24%      0.19%      1.12%   $     701,616
        2003                 1.000       0.011        (0.011)      1.000       1.13       0.19       1.16        2,421,804
        2002                 1.000       0.019        (0.019)      1.000       1.88       0.19       1.86        3,531,473
        2001                 1.000       0.042        (0.042)      1.000       4.31       0.21       3.55        3,206,216
        2000                 1.000       0.063        (0.063)      1.000       6.52       0.21       6.32          161,062
    RESERVE CLASS (4)
        2004                 1.000       0.011        (0.011)      1.000       1.14       0.26       1.16           49,087
        2003                 1.000       0.010        (0.010)      1.000       1.04       0.29       0.90           39,336
        2002                 1.000       0.018        (0.018)      1.000       1.77       0.29       1.76                5
        2001                 1.000       0.001        (0.001)      1.000       0.08(C)    0.31(B)    2.16(B)             5
    INSTITUTIONAL CLASS
        2004                 1.000       0.010        (0.010)      1.000       0.99       0.42       0.97           12,718
        2003                 1.000       0.009        (0.009)      1.000       0.88       0.44       0.90           18,046
        2002                 1.000       0.016        (0.016)      1.000       1.62       0.44       1.68           17,062
        2001                 1.000       0.040        (0.040)      1.000       4.05       0.46       3.91          308,827
        2000                 1.000       0.061        (0.061)      1.000       6.25       0.46       6.07          314,687
    NOTTINGHAM
      CLASS (4)(6)
        2004                 1.000       0.011        (0.011)      1.000       1.08       0.04       1.75            2,429
        2003                 1.000       0.009        (0.009)      1.000       0.89       0.44       0.88                5
        2002                 1.000       0.016        (0.016)      1.000       1.62       0.44       1.60                5
        2001                 1.000       0.001        (0.001)      1.000       0.08(C)    0.46(B)    2.01(B)             5
    INVESTMENT CLASS (2)
        2004                 1.000       0.009        (0.009)      1.000       0.89       0.52       0.87          605,668
        2003                 1.000       0.008        (0.008)      1.000       0.78       0.54       0.78          621,559
        2002                 1.000       0.015        (0.015)      1.000       1.52       0.54       1.46          668,931
        2001                 1.000       0.039        (0.039)      1.000       3.94       0.56       3.31          296,553
        2000                 1.000       0.001        (0.001)      1.000       0.07(C)    0.55(B)    6.24(B)             5

PRIME SERIES
    PREMIUM CLASS (5)
        2004                 1.000       0.012        (0.012)      1.000       1.22       0.24       1.36          398,049
        2003                 1.000       0.004        (0.004)      1.000       0.41(C)    0.28(B)    0.78(B)       200,008
    RESERVE CLASS (5)
        2004                 1.000       0.011        (0.011)      1.000       1.12       0.34       1.11                5
        2003                 1.000       0.004        (0.004)      1.000       0.36(C)    0.38(B)    0.67(B)             5
    INSTITUTIONAL CLASS
      (5)
        2004                 1.000       0.010        (0.010)      1.000       0.97       0.49       0.96                5
        2003                 1.000       0.003        (0.003)      1.000       0.28(C)    0.53(B)    0.51(B)             5
    NOTTINGHAM
      CLASS (5)(6)
        2004                 1.000       0.011        (0.011)      1.000       1.06       0.35       1.10                5
        2003                 1.000       0.003        (0.003)      1.000       0.28(C)    0.53(B)    0.51(B)             5
    INVESTMENT CLASS (5)
        2004                 1.000       0.009        (0.009)      1.000       0.87       0.59       0.86                5
        2003                 1.000       0.002        (0.002)      1.000       0.23(C)    0.63(B)    0.41(B)             5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          RATIOS TO AVERAGE NET ASSETS/
                                                                                                SUPPLEMENTAL DATA
                                                                                       ------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                     NET ASSETS
                             VALUE       NET        FROM NET       VALUE                            NET          END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL              INVESTMENT      PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)  EXPENSES    INCOME    (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ---------  --------  ----------  --------------
TREASURY SERIES
    PREMIUM CLASS
        2004                 1.000       0.010        (0.010)      1.000       1.01%      0.21%      0.99%          44,952
        2003                 1.000       0.009        (0.009)      1.000       0.86       0.21       0.85           54,579
        2002                 1.000       0.016        (0.016)      1.000       1.54       0.20       1.55           61,403
        2001                 1.000       0.038        (0.038)      1.000       3.84       0.20       3.40          113,892
        2000                 1.000       0.057        (0.057)      1.000       5.81       0.25       5.66           50,804
    RESERVE CLASS (4)
        2004                 1.000       0.009        (0.009)      1.000       0.91       0.31       0.92                5
        2003                 1.000       0.008        (0.008)      1.000       0.76       0.32       0.76                5
        2002                 1.000       0.014        (0.014)      1.000       1.43       0.30       1.43                5
        2001                 1.000       0.001        (0.001)      1.000       0.07(C)    0.30(B)    1.95(B)             5
    INSTITUTIONAL CLASS
        2004                 1.000       0.008*       (0.008)      1.000       0.76       0.46       0.91            2,342
        2003                 1.000       0.006        (0.006)      1.000       0.61       0.47       0.71              177
        2002                 1.000       0.013        (0.013)      1.000       1.28       0.45       1.33           14,956
        2001                 1.000       0.035        (0.035)      1.000       3.58       0.45       3.47          366,118
        2000                 1.000       0.054        (0.054)      1.000       5.55       0.50       5.41          324,937
    NOTTINGHAM
      CLASS (4)(6)
        2004                 1.000       0.009        (0.009)      1.000       0.86       0.34       0.89                5
        2003                 1.000       0.006        (0.006)      1.000       0.61       0.47       0.60                5
        2002                 1.000       0.013        (0.013)      1.000       1.28       0.45       1.28                5
        2001                 1.000       0.001        (0.001)      1.000       0.07(C)    0.45(B)    1.80(B)             5
    INVESTMENT CLASS (2)
        2004                 1.000       0.007        (0.007)      1.000       0.66       0.56       0.66          263,708
        2003                 1.000       0.005        (0.005)      1.000       0.51       0.57       0.52          246,484
        2002                 1.000       0.011        (0.011)      1.000       1.18       0.56       1.13          285,311
        2001                 1.000       0.034        (0.034)      1.000       3.48       0.55       2.98          105,253
        2000                 1.000       0.000**      (0.000)**    1.000       0.04(C)    0.56(B)    5.48(B)             5

TREASURY PLUS SERIES
    PREMIUM CLASS (1)
        2004                 1.000       0.011        (0.011)      1.000       1.12       0.21       0.99           29,037
        2003                 1.000       0.009        (0.009)      1.000       0.90       0.20       0.90           76,346
        2002                 1.000       0.015        (0.015)      1.000       1.50       0.22       1.43           87,070
        2001                 1.000       0.037        (0.037)      1.000       3.75       0.21       3.53           23,059
        2000                 1.000       0.042        (0.042)      1.000       4.27(C)    0.23(B)    6.27(B)        24,764
    RESERVE CLASS (4)
        2004                 1.000       0.010        (0.010)      1.000       1.02       0.31       1.03                5
        2003                 1.000       0.008        (0.008)      1.000       0.80       0.31       0.80                5
        2002                 1.000       0.014        (0.014)      1.000       1.40       0.32       1.39                5
        2001                 1.000       0.001        (0.001)      1.000       0.06(C)    0.31(B)    1.53(B)             5
    INSTITUTIONAL CLASS
        2004                 1.000       0.009        (0.009)      1.000       0.87       0.46       0.92              165
        2003                 1.000       0.007        (0.007)      1.000       0.65       0.46       0.66               57
        2002                 1.000       0.012        (0.012)      1.000       1.25       0.46       1.32              390
        2001                 1.000       0.034        (0.034)      1.000       3.49       0.46       3.51          155,203
        2000                 1.000       0.058        (0.058)      1.000       5.87       0.48       5.76          254,419
    NOTTINGHAM
      CLASS (4)(6)
        2004                 1.000       0.010        (0.010)      1.000       0.97       0.34       1.00                5
        2003                 1.000       0.007        (0.007)      1.000       0.65       0.46       0.64                5
        2002                 1.000       0.012        (0.012)      1.000       1.25       0.47       1.24                5
        2001                 1.000       0.001        (0.001)      1.000       0.05(C)    0.46(B)    1.38(B)             5
    INVESTMENT CLASS (2)
        2004                 1.000       0.008        (0.008)      1.000       0.77       0.56       0.82          222,289
        2003                 1.000       0.006        (0.006)      1.000       0.55       0.56       0.56          163,909
        2002                 1.000       0.011        (0.011)      1.000       1.15       0.57       0.99          249,830
        2001                 1.000       0.033        (0.033)      1.000       3.39       0.56       2.67           56,834
        2000                 1.000       0.001        (0.001)      1.000       0.06(C)    0.57(B)    5.72(B)             5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          RATIOS TO AVERAGE NET ASSETS/
                                                                                                SUPPLEMENTAL DATA
                                                                                       ------------------------------------
                           NET ASSET              DISTRIBUTIONS  NET ASSET                                     NET ASSETS
                             VALUE       NET        FROM NET       VALUE                            NET          END OF
PERIODS ENDED              BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL              INVESTMENT      PERIOD
DECEMBER 31,                OF YEAR     INCOME       INCOME       OF YEAR   RETURN(A)  EXPENSES    INCOME    (000S OMITTED)
------------               ---------  ----------  -------------  ---------  ---------  --------  ----------  --------------

U.S. GOVERNMENT SERIES
    PREMIUM CLASS (1)
        2004                 1.000       0.012        (0.012)      1.000       1.23%      0.21%      1.34%         361,957
        2003                 1.000       0.010        (0.010)      1.000       1.05       0.20       1.07           19,583
        2002                 1.000       0.018        (0.018)      1.000       1.85       0.19       1.71           35,786
        2001                 1.000       0.040        (0.040)      1.000       4.07       0.21       2.68           11,385
        2000                 1.000       0.042        (0.042)      1.000       4.26(C)    0.25(B)    6.24(B)            80
    RESERVE CLASS (4)
        2004                 1.000       0.011        (0.011)      1.000       1.13       0.31       1.30           45,042
        2003                 1.000       0.009        (0.009)      1.000       0.95       0.30       0.95                5
        2002                 1.000       0.017        (0.017)      1.000       1.75       0.29       1.65                5
        2001                 1.000       0.001        (0.001)      1.000       0.08(C)    0.31(B)    2.07(B)             5
    INSTITUTIONAL CLASS
        2004                 1.000       0.010        (0.010)       1.00       0.98       0.46       0.98                5
        2003                 1.000       0.008        (0.008)       1.00       0.80       0.45       0.80                5
        2002                 1.000       0.015        (0.015)       1.00       1.60       0.44       1.56                5
        2001                 1.000       0.038        (0.038)       1.00       3.81       0.46       3.93          135,056
        2000                 1.000       0.058        (0.058)       1.00       5.94       0.50       5.79          185,512
    NOTTINGHAM
      CLASS (4)(6)
        2004                 1.000       0.011        (0.011)       1.00       1.08       0.22       1.81           14,969
        2003                 1.000       0.008        (0.008)       1.00       0.80       0.45       0.80                5
        2002                 1.000       0.015        (0.015)       1.00       1.60       0.44       1.51                5
        2001                 1.000       0.001        (0.001)       1.00       0.07(C)    0.46(B)    1.92(B)             5
    INVESTMENT CLASS (2)
        2004                 1.000       0.009        (0.009)       1.00       0.88       0.56       0.91          641,452
        2003                 1.000       0.007        (0.007)       1.00       0.70       0.55       0.69          475,302
        2002                 1.000       0.014        (0.014)       1.00       1.50       0.54       1.39          414,584
        2001                 1.000       0.037        (0.037)       1.00       3.71       0.56       3.01          332,839
        2000                 1.000       0.001        (0.001)       1.00       0.07(C)    0.59(B)    5.88(B)             5

MUNICIPAL SERIES
    PREMIUM CLASS (3)
        2004                 1.000       0.010        (0.010)       1.00       0.97       0.21       1.15               52
        2003                 1.000       0.008        (0.008)       1.00       0.79       0.21       0.79                5
        2002                 1.000       0.012        (0.012)       1.00       1.21       0.22       1.21                5
        2001                 1.000       0.015        (0.015)       1.00       1.48(C)    0.28(B)    2.08(B)             5
    RESERVE CLASS (4)
        2004                 1.000       0.009        (0.009)       1.00       0.87       0.31       0.88                5
        2003                 1.000       0.007        (0.007)       1.00       0.69       0.31       0.69                5
        2002                 1.000       0.011        (0.011)       1.00       1.11       0.32       1.10                5
        2001                 1.000       0.001        (0.001)       1.00       0.05(C)    0.38(B)    1.29(B)             5
    INSTITUTIONAL
      CLASS (3)
        2004                 1.000       0.007        (0.007)       1.00       0.72       0.46       0.72                5
        2003                 1.000       0.005        (0.005)       1.00       0.54       0.46       0.54                5
        2002                 1.000       0.010        (0.010)       1.00       0.96       0.47       0.95                5
        2001                 1.000       0.013        (0.013)       1.00       1.30(C)    0.53(B)    1.86(B)             5
    NOTTINGHAM
      CLASS (4)(6)
        2004                 1.000       0.008        (0.008)       1.00       0.82       0.34       0.84                5
        2003                 1.000       0.005        (0.005)       1.00       0.54       0.46       0.54                5
        2002                 1.000       0.010        (0.010)       1.00       0.96       0.47       0.96                5
        2001                 1.000       0.000**      (0.000)**     1.00       0.04(C)    0.53(B)    1.14(B)             5
    INVESTMENT CLASS (3)
        2004                 1.000       0.006        (0.006)       1.00       0.62       0.56       0.63          316,976
        2003                 1.000       0.004        (0.004)       1.00       0.44       0.56       0.43          249,014
        2002                 1.000       0.009        (0.009)       1.00       0.86       0.57       0.86           96,187
        2001                 1.000       0.012        (0.012)       1.00       1.23(C)    0.63(B)    1.71(B)       124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B)  Annualized.

(C)  Not annualized.

(1)  Commenced Operations May 1, 2000.

(2)  Commenced Operations December 28, 2000.

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(3)  Commenced Operations April 19, 2001.

(4)  Commenced Operations December 18, 2001.

(5)  Commenced Operations June 20, 2003.

(6)  Formerly known as Adviser Class (See Note 1).

  *  Computed using average shares outstanding throughout the period.

 **  Rounds to less than 0.001 or (0.001).

*** The distributions of Realized Gains for the Government Series were less than 0.001%.

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 2004, the investment by the Cash Series, the Prime Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 66.68%, 99.99%, 99.99%, 13.01%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       Effective August 1, 2004, the Adviser Class was renamed the Nottingham Class and the Distribution Plan related to the class (See Note 3) was eliminated.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     D. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac funds.

     E. ALLOCATION OF OPERATING ACTIVITY

       Investment income and common expenses are allocated among the classes of shares of a fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

       The tax character of distributions declared during the periods ended December 31, 2004 and 2003 were as follows:

                                        ORDINARY INCOME        TAX-EXEMPT INCOME             TOTAL
                                    ------------------------  --------------------  ------------------------
                                       2004         2003         2004       2003       2004         2003
                                    -----------  -----------  ----------  --------  -----------  -----------
         Cash Series..............  $39,532,870  $39,608,486  $       --  $     --  $39,532,870  $39,608,486
         Prime Series.............    6,089,148      820,278          --        --    6,089,148      820,278
         Treasury Series..........    2,203,572    2,080,671          --        --    2,203,572    2,080,671
         Treasury Plus Series.....    2,216,179    2,009,240          --        --    2,216,179    2,009,240
         US Government Series.....   12,357,303    4,242,742          --        --   12,357,303    4,242,742
         Municipal Series.........           --           --   2,021,396   932,498    2,021,396      932,498

       At December 31, 2004, the components of distributable earnings
       (accumulated losses) on a federal income tax basis were as follows:

                                          UNDISTRIBUTED     UNDISTRIBUTED    LOSS CARRYFORWARDS
                                         ORDINARY INCOME  TAX-EXEMPT INCOME    AND DEFERRALS         TOTAL
                                         ---------------  -----------------  ------------------  -------------
         Cash Series...................     $113,804            $ --             $(757,249)        $(643,445)
         Prime Series..................        1,972              --               (13,483)          (11,511)
         Treasury Series...............       31,895              --                  (735)           31,160
         Treasury Plus Series..........           --              --                   (66)              (66)
         US Government Series..........           20              --              (341,316)         (341,296)
         Municipal Series..............           --              --                    --                --

       As of December 31, 2004, the Cash Series, the Prime Series, and the Treasury Series had available capital loss carryforwards of $750,614, $11,058, and $174, respectively, which will expire in 2012. The Treasury Plus Series had available capital loss carryforwards of $66 which will expire in 2007 and the U.S. Government Series had available capital loss carryforwards of $91,997, of which $5,252 will expire in 2011 and $86,745 will expire in 2012. For the period ended December 31, 2004, the Cash Series, the Prime Series, the Treasury Series and the U.S. Government Series have elected to defer $6,635, $2,425, $561, and $249,319 of capital losses attributable to Post-October losses.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

       Prior to August 1, 2004, the Trust had a Distribution Plan with respect to the Nottingham Class (formerly known as the Adviser Class) which paid an annual distribution fee of up to 0.25% of the daily value of the net assets invested in the class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See
       Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report. The Adviser voluntarily waived a portion of its management fee during 2004 for the Cash Portfolio. The Cash Series' allocated portion of the waiver was $374,342.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2004 operations were as follows:

                                               INVESTMENTS IN   WITHDRAWALS FROM
                                                  PORTFOLIO        PORTFOLIO
                                               ---------------  ----------------
         Cash Series.........................  $33,778,580,648  $35,549,811,774
         Prime Series........................    1,319,460,579    1,126,941,429
         Treasury Series.....................      574,365,202      567,540,338
         Treasury Plus Series................    1,283,373,060    1,274,888,969
         U.S. Government Series..............    5,180,149,751    4,623,975,810
         Municipal Series....................      760,179,182      695,111,089

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the year ended December 31, 2004 and the year (unless otherwise indicated) ended December 31, 2003:

                                                           SHARES        SHARES          NET INCREASE/
                                          SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                         --------------  ----------  ---------------  --------------------
         CASH SERIES
           Premium Class
             2004......................  32,036,993,542  22,231,922  (33,779,005,562)     (1,719,780,098)
             2003......................  28,259,950,115  16,332,335  (29,385,980,318)     (1,109,697,868)
           Reserve Class
             2004......................     117,399,725          55     (107,624,466)          9,775,314
             2003......................      53,156,511          55      (13,827,200)         39,329,366
           Institutional Class
             2004......................      94,591,424     164,111     (100,077,158)         (5,321,623)
             2003......................     103,709,560      94,568     (102,820,084)            984,044
           Nottingham Class (1)
             2004......................      94,655,576          62      (92,230,376)          2,425,262
             2003......................              --          47               --                  47
           Investment Class
             2004......................   1,412,544,231          --   (1,428,132,155)        (15,587,924)
             2003......................   1,571,036,079          --   (1,618,418,463)        (47,382,384)

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                           SHARES        SHARES          NET INCREASE/
                                          SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                         --------------  ----------  ---------------  --------------------
         PRIME SERIES (2)
           Premium Class
             2004......................   1,316,304,466   3,156,115   (1,121,406,034)        198,054,547
             2003......................     200,005,675          --               --         200,005,675
           Reserve Class
             2004......................              --          --               --                  --
             2003......................           5,000          --               --               5,000
           Institutional Class
             2004......................              --          --               --                  --
             2003......................           5,002          --               --               5,002
           Nottingham Class (1)
             2004......................              --          --               --                  --
             2003......................           5,000          --               --               5,000
           Investment Class
             2004......................              --          --               --                  --
             2003......................           5,000          --               --               5,000
         TREASURY SERIES
           Premium Class
             2004......................     105,568,807          --     (115,195,265)         (9,626,458)
             2003......................     214,716,114          --     (221,540,153)         (6,824,039)
           Reserve Class
             2004......................              --          42               --                  42
             2003......................              --          41               --                  41
           Institutional Class
             2004......................      15,988,471          --      (13,823,756)          2,164,715
             2003......................      26,384,503          --      (41,161,747)        (14,777,244)
           Nottingham Class (1)
             2004......................              --          39               --                  39
             2003......................              --          33               --                  33
           Investment Class
             2004......................     452,807,843          --     (435,584,110)         17,223,733
             2003......................     432,101,292          --     (470,931,117)        (38,829,825)
         TREASURY PLUS SERIES
           Premium Class
             2004......................     175,117,122          --     (222,426,492)        (47,309,370)
             2003......................     339,310,648          --     (350,035,029)        (10,724,381)
           Reserve Class
             2004......................              --          48               --                  48
             2003......................              --          42               --                  42
           Institutional Class
             2004......................      26,745,612       2,109      (26,640,312)            107,409
             2003......................      32,249,978       1,432      (32,584,770)           (333,360)
           Nottingham Class (1)
             2004......................              --          44               --                  44
             2003......................              --          34               --                  34
           Investment Class
             2004......................   1,078,680,329          --   (1,020,299,637)         58,380,692
             2003......................   1,016,036,954          --   (1,101,957,846)        (85,920,892)

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                           SHARES        SHARES          NET INCREASE/
                                          SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                         --------------  ----------  ---------------  --------------------
         U.S. GOVERNMENT SERIES
           Premium Class
             2004......................   2,756,425,827     360,921   (2,414,296,788)        342,489,960
             2003......................     819,530,069      58,992     (835,791,839)        (16,202,778)
           Reserve Class
             2004......................      70,252,154          55      (25,201,376)         45,050,833
             2003......................              --          50               --                  50
           Institutional Class
             2004......................              --          --               --                  --
             2003......................              --          --               --                  --
           Nottingham Class (1)
             2004......................      82,932,136          51      (67,964,022)         14,968,165
             2003......................              --          42               --                  42
           Investment Class
             2004......................   2,270,178,607          --   (2,103,826,381)        166,352,226
             2003......................   1,499,749,084          --   (1,439,026,367)         60,722,717
         MUNICIPAL SERIES
           Premium Class
             2004......................      20,042,467          48      (19,995,358)             47,157
             2003......................              --          42               --                  42
           Reserve Class
             2004......................              --          42               --                  42
             2003......................              --          36               --                  36
           Institutional Class
             2004......................              --          35               --                  35
             2003......................              --          29               --                  29
           Nottingham Class (1)
             2004......................              --          38               --                  38
             2003......................              --          28               --                  28
           Investment Class
             2004......................     740,136,552          --     (672,173,848)         67,962,704
             2003......................     416,318,685          --     (263,492,370)        152,826,315

------------------------

         (1)  Formerly known as Adviser Class (See Note 1).

         (2)  Commenced Operations June 20, 2003.

               At December 31, 2004, Investors Bank, as agent for its clients, was the record holder of 54.39% of the Cash Series, 87.62% of the Treasury Series, 88.45% of the Treasury Plus Series, 64.55% of the Government Series, and 99.99% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 12.37% of the Treasury Series and 10.75% of the Treasury Plus Series shares outstanding, respectively. Affiliates of Lincoln, as agents for their clients, were the record holders of 7.19% of the Cash Series, 48.75% of the Prime Series and 30.62% of the Government Series shares outstanding.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Prime Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series, the Merrimac U.S. Government Series and the Merrimac Municipal Series (the "Funds"), six of the series comprising the Merrimac Series as of December 31, 2004, and the related statements of operations for the year then ended, and the changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Merrimac Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Merrimac Series at December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2005

                                MERRIMAC SERIES
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

A special meeting of the shareholders of the Merrimac Cash Series (the "Cash Series"), Merrimac Prime Series (the "Prime Series"), Merrimac Treasury Series (the "Treasury Series"), Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "U.S. Government Series"), and Merrimac Municipal Series (the "Municipal Series"), each a series of the Merrimac Series was held on December 2, 2004.

PROPOSAL 1

To elect five Trustees to serve on the Board of Trustees of the Merrimac Series until their Successors have been duly elected and qualified.

The result of the vote taken among shareholders was:

                                               AFFIRM           WITHHOLD
                                          -----------------  --------------
FRANCIS J. GAUL, JR.                      2,924,091,995.87   12,577,102.00
KEVIN J. SHEEHAN                          2,880,008,373.87   56,660,724.00
THOMAS E. SINTON                          2,924,091,995.87   12,577,102.00
THOMAS J. BROWN                           2,924,091,995.87   12,577,102.00
ARTHUR H. MEEHAN                          2,924,929,522.87   11,739,575.00

PROPOSAL 2

To adopt a "Manager-of-Managers" arrangement.

With regard to Proposal 2, the special meeting of the shareholders of the Treasury Series was adjourned to December 10, 2004. The result of the vote taken among shareholders was:

                                        FOR           AGAINST         ABSTAIN
                                  ---------------  --------------  -------------
TREASURY SERIES                   120,029,935.00   37,284,882.00   6,338,968.00

With regard to Proposal 2, the special meeting of the shareholders of the Treasury Plus Series was adjourned to December 10, 2004 and to December 21, 2004. The result of the vote taken among shareholders was:

                                       FOR           AGAINST         ABSTAIN
                                  --------------  --------------  -------------
TREASURY PLUS SERIES              78,923,732.00   33,229,978.00   1,755,502.00

                                MERRIMAC SERIES
                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

MERRIMAC SERIES SOURCES OF INCOME

The following tables summarize the percentage of income earned by each Merrimac fund in 2004 from various obligors. The information is presented to assist Shareholders in preparing state tax returns.

                            CASH     PRIME   TREASURY  TREASURY PLUS  U.S. GOVERNMENT  MUNICIPAL
                           SERIES   SERIES    SERIES      SERIES          SERIES        SERIES
                           -------  -------  --------  -------------  ---------------  ---------
U.S. Treasury
  Obligations............    0.17%    0.20%   95.32%        0.00%           5.33%         0.00%
Repurchase Agreements....    4.42%   15.05%    0.00%      100.00%          16.27%         0.00%
Other Non-Exempt
  Securities.............   83.49%   78.05%    4.68%        0.00%          11.80%         0.00%
Other U.S. Government
  Obligations............   11.92%    6.70%    0.00%        0.00%          66.60%         0.00%
Municipal Obligations....    0.00%    0.00%    0.00%        0.00%           0.00%       100.00%

The following table summarizes the percentage of total income earned by the Merrimac Municipal Series applicable to obligors of various states.

Alabama                                              1.03%
Alaska                                               3.49%
Arizona                                              2.79%
California                                           2.83%
Colorado                                             5.98%
Connecticut                                          5.76%
District of Columbia                                 0.64%
Florida                                              1.50%
Georgia                                              0.32%
Idaho                                                0.44%
Illinois                                             6.88%
Indiana                                              2.80%
Kentucky                                             0.70%
Maryland                                             0.11%
Massachusetts                                        5.05%
Michigan                                             2.63%
Minnesota                                            1.62%
Mississippi                                          2.26%
Missouri                                             2.62%
Nebraska                                             4.17%
Nevada                                               1.19%
New Hampshire                                        0.48%
New Jersey                                           2.83%
New Mexico                                           2.16%
New York                                            11.85%
North Carolina                                       1.74%
Ohio                                                 1.45%
Pennsylvania                                         0.75%
South Dakota                                         0.19%
Texas                                                8.45%
Utah                                                 0.74%
Virginia                                             0.54%
Washington                                           6.81%
West Virginia                                        2.59%
Wisconsin                                            1.79%
Wyoming                                              0.32%
Other                                                2.50%

None of the income earned by the Merrimac Municipal Series is subject to the Federal Alternative Minimum Tax (AMT).

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR           VALUE
                                 MATURITY   MATURITY     VALUE         (NOTE 1)

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.3%
Caisse Nationale Des Caisses
  D' Epangne..................       1.72%  05/04/05  $ 25,000,000  $ 24,855,645
Sheffield Receivables
  Corporation.................       2.22   01/20/05     2,530,000     2,527,049
                                                                    ------------
                                                                      27,382,694
                                                                    ------------
VARIABLE RATE NOTES* - 27.3%
Bear Stearns - EMC Mortgage
  Corporation.................       2.46   01/03/05    75,000,000    75,000,000
Bear Stearns Companies,
  Inc.........................       2.26   01/05/05    25,000,000    25,000,000
Beta Finance, Inc.............       2.27   01/03/05    50,000,000    50,000,000
Caterpillar Finance Services
  Corporation.................       2.55   03/01/05    10,000,000    10,000,000
Goldman Sachs Group, Inc.,
  Promissory Note+............       2.44   01/03/05   103,000,000   103,000,000
JPMorgan Securities, Inc......       2.41   01/15/05   100,000,000   100,000,000
K2 (USA) LLC..................  1.95-2.31   01/03/05    75,000,000    75,016,760
Morgan Stanley, Dean Witter &
  Co..........................       2.31   01/03/05    50,000,000    50,000,000
                           ...       2.18   01/18/05    10,000,000    10,000,000
Royal Bank of Canada..........       2.31   01/10/05    14,000,000    14,000,000
Westpac Banking Corporation...       2.46   03/11/05    50,000,000    50,000,000
                                                                    ------------
                                                                     562,016,760
                                                                    ------------
CORPORATE DEBT - 7.1%
Associates Corporation of
  North America...............       1.39   02/15/05     9,079,000     9,148,970
Citigroup Commercial Credit...       1.41   03/01/05     6,100,000     6,162,114
Credit Suisse First Boston
  USA, Inc....................       1.36   03/01/05    10,000,000    10,107,777
Deutsche Bank NY..............       1.50   03/08/05    50,000,000    50,000,000
General Electric Capital
  Corporation.................       1.47   02/01/05    10,000,000    10,048,186
Merrill Lynch & Co., Inc......       1.45   03/08/05    10,000,000    10,056,110
Sigma Finance Corporation.....       1.45   03/08/05    50,000,000    50,000,000
                                                                    ------------
                                                                     145,523,157
                                                                    ------------
PROMISSORY NOTES - 1.0%
Goldman Sachs Group, Inc.+....       1.94   01/24/05    20,000,000    20,000,000
                                                                    ------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 15.8%
Federal Home Loan Bank........       1.40   03/23/05    50,000,000    50,000,000
                      ........       1.30   04/19/05   100,000,000   100,000,000
Federal National Mortgage
  Association.................       1.38   02/14/05    25,000,000    25,000,000
                           ...       1.38   02/18/05    45,000,000    45,000,000
                           ...       1.36   03/04/05    23,000,000    22,999,922
                           ...       1.37   05/03/05    35,000,000    34,998,908
                           ...       1.65   05/16/05    35,000,000    35,000,000
                           ...       1.66   05/20/05    12,000,000    12,012,377
                                                                    ------------
                                                                     325,011,207
                                                                    ------------
CERTIFICATES OF DEPOSIT - 9.9%
Canadian Imperial Bank of
  Commerce NY.................       1.41   03/03/05    25,000,000    24,995,932
Credit Agricole Indosuez......       1.50   05/04/05    50,000,000    50,000,000
HSBC USA, Inc.................       1.56   04/22/05    20,000,000    20,000,000
Natexis Banque Populair.......       1.31   02/22/05    60,000,000    60,000,430
                     .........       1.27   03/07/05    50,000,000    49,999,109
                                                                    ------------
                                                                     204,995,471
                                                                    ------------
TIME DEPOSITS - 5.8%
Branch Banking & Trust........       2.13   01/03/05    60,000,000    60,000,000
KeyBank.......................       2.13   01/03/05    60,000,000    60,000,000
                                                                    ------------
                                                                     120,000,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR           VALUE
                                 MATURITY   MATURITY     VALUE         (NOTE 1)

---------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.6%
CIT Equipment Collateral Trust
  2004-VT1 A1.................       1.12%  03/20/05  $  3,900,634  $    3,900,634
John Deere Owner Trust 2004-A
  A1..........................  1.14-1.35   01/11/05    15,779,006      15,778,734
Residential Mortgage
  Acceptance Corporation
  2004-NS2A A1*...............       1.59   01/12/05    33,973,674      33,973,674
                                                                    --------------
                                                                        53,653,042
                                                                    --------------
REPURCHASE AGREEMENTS - 28.7%
Credit Suisse First Boston
Putable Repurchase Agreement,
dated 02/18/04, with a final
maturity date of 03/14/05,
interest receivable at
December 31, 2004 of
$1,627,267, collateralized by
a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
01/12/05, with an aggregate
market value of
$142,804,967..................       1.32   01/07/05   140,000,000     140,000,000

Credit Suisse First Boston
Putable Repurchase Agreement,
dated 04/08/04, with a final
maturity date of 05/02/05,
interest receivable at
December 31, 2004 of
$1,123,625, collateralized by
a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
03/18/19, with an aggregate
market value of
$102,000,823..................       1.52   01/07/05   100,000,000     100,000,000

Deutsche Bank Putable
Repurchase Agreement, dated
04/23/04, with a final
maturity date of 05/24/05,
interest receivable at
December 31, 2004 of
$1,113,875, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.625% and
maturities ranging from
01/03/05 to 07/15/32, with an
aggregate market value of
$96,900,140...................       1.68   01/07/05    95,000,000      95,000,000

Deutsche Bank Putable
Repurchase Agreement, dated
05/04/04, with a final
maturity date of 06/03/05,
interest receivable at
December 31, 2004 of
$2,327,658, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.625% and
maturities ranging from
01/03/05 to 07/15/32, with an
aggregate market value of
$193,800,821..................       1.83   01/07/05   190,000,000     190,000,000

Goldman Sachs Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$66,012,265, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 5.00% to 6.00% and
maturities ranging from
10/01/19 to 02/25/33, with an
aggregate market value of
$67,320,000...................       2.23   01/03/05    66,000,000      66,000,000
                                                                    --------------
                                                                       591,000,000
                                                                    --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.5%                         2,049,582,331

Other assets and liabilities, net - 0.5%                                11,238,992
                                                                    --------------

NET ASSETS - 100.0%                                                 $2,060,821,323
                                                                    ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

         Repurchase Agreements                                    28.7%
         Variable Rate Notes                                      27.3%
         U.S. Government Agency Fixed Obligations                 15.8%
         Certificates of Deposit                                   9.9%
         Corporate Debt                                            7.1%
         Time Deposits                                             5.8%
         Asset Backed Securities                                   2.6%
         Commercial Paper                                          1.3%
         Promissory Notes                                          1.0%
         Other assets and liabilities, net                         0.5%


    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR         VALUE
                                 MATURITY   MATURITY     VALUE       (NOTE 1)

-------------------------------------------------------------------------------
COMMERCIAL PAPER - 20.9%
Amstel Funding Corporation....       1.89%  01/31/05  $ 5,000,000  $  4,992,208
Beta Finance, Inc.............       2.26   02/16/05   10,000,000     9,971,250
Crown Point Capital
  Corporation LLC.............       1.93   01/20/05    7,654,000     7,646,285
                           ...       1.86   01/21/05    7,500,000     7,492,333
Edison Asset Securitization...       2.02   02/02/05   10,000,000     9,982,133
Fairway Finance Corporation...       2.55   01/03/05   20,000,000    19,995,750
K2 (USA) LLC..................       1.93   02/23/05    5,000,000     4,985,941
Kittyhawk Funding.............       2.34   01/19/05    1,000,000       998,830
Picaros Funding...............       2.31   02/22/05    5,250,000     5,232,558
Sigma Finance Corporation.....       2.26   02/04/05    2,083,000     2,078,574
                        ......       1.93   02/10/05   10,000,000     9,978,778
                                                                   ------------
                                                                     83,354,640
                                                                   ------------
VARIABLE RATE NOTES* - 34.1%
Barclays Bank PLC NY..........       2.39   01/25/05   10,000,000     9,998,688
Credit Agricole Indosuez......       2.31   01/03/05    1,000,000       999,979
Credit Suisse First Boston
  USA, Inc....................       2.48   01/14/05    2,000,000     2,000,334
General Electric Capital
  Corporation.................       2.38   01/03/05   10,000,000    10,005,297
                           ...       2.36   01/10/05    2,000,000     2,002,824
                           ...       2.29   01/17/05    5,400,000     5,406,357
JP Morgan Chase & Co..........       2.28   02/22/05    4,500,000     4,505,273
                     .........       2.46   02/24/05   10,500,000    10,504,250
K2 (USA) LLC..................       2.30   01/03/05   15,000,000    15,001,867
Merrill Lynch & Co., Inc......  2.19-2.30   01/03/05   15,860,000    15,862,747
National City Bank of
  Indiana.....................       2.30   01/19/05   20,000,000    19,999,745
Nationwide Building Society...       2.50   03/29/05    2,500,000     2,499,778
Royal Bank of Canada..........       2.31   01/10/05    1,000,000     1,000,000
Royal Bank of Scotland NY.....       2.38   01/19/05   15,000,000    14,997,768
Sigma Finance Corporation.....       2.12   01/03/05    5,000,000     5,001,200
Svenska Handelsbanken NY......       2.26   01/13/05    5,000,000     4,999,944
Toyota Motor Credit
  Corporation.................  2.26-2.30   01/03/05    6,000,000     6,000,152
Wells Fargo Financial.........       2.42   03/14/05    5,375,000     5,379,925
                                                                   ------------
                                                                    136,166,128
                                                                   ------------
CORPORATE DEBT - 12.7%
Associates Corporation of
  North America...............       2.14   06/15/05    8,839,000     9,015,898
Bank of America Corporation...       2.18   05/12/05    2,000,000     2,035,028
                          ....  2.09-2.12   05/16/05    5,647,000     5,766,668
                          ....       2.65   09/15/05    1,250,000     1,289,763
Bayerische Landesbank
  Girozentrale NY.............  1.87-2.07   01/14/05   12,395,000    12,404,147
Citifinancial Commercial
  Credit......................  2.13-2.14   06/01/05    2,880,000     2,931,311
General Electric Capital
  Corporation.................       1.87   01/28/05    2,516,000     2,520,356
Salomon Smith Barney
  Holdings....................       2.13   06/15/05    1,600,000     1,629,463
Wells Fargo Financial.........       2.14   05/03/05    1,500,000     1,527,007
                  ............       2.14   06/01/05    1,160,000     1,181,830
                  ............       2.27   08/24/05   10,000,000    10,316,106
                                                                   ------------
                                                                     50,617,577
                                                                   ------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 5.0%
Federal Home Loan Bank........       1.40   03/23/05   10,000,000    10,000,000
                      ........       1.40   04/01/05    4,000,000     3,994,004
                      ........       1.90   04/15/05    1,500,000     1,511,531
Federal National Mortgage
  Association.................       1.81   01/07/05    1,200,000     1,199,640
                                     1.19   02/14/05    2,500,000     2,500,000
                                     1.99   02/25/05      500,000       499,566
                                                                   ------------
                                                                     19,704,741
                                                                   ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 0.5%
Federal Farm Credit Bank......       2.64   04/14/05    2,000,000     1,999,909
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR         VALUE
                                 MATURITY   MATURITY     VALUE       (NOTE 1)

-------------------------------------------------------------------------------
SUPRANATIONAL BANK OBLIGATIONS - 4.0%
International Bank of
  Reconstruction &
  Development.................       1.81%  01/10/05  $10,000,000  $ 10,005,299
                           ...  1.34-2.34   01/27/05    6,001,000     6,023,412
                                                                   ------------
                                                                     16,028,711
                                                                   ------------
ASSET BACKED SECURITIES - 6.7%
John Deere Owner Trust 2004-A
  A1..........................       1.14   01/11/05    1,269,634     1,269,634
Residential Mortgage
  Acceptance Corporation
  2004-NS2A A1*...............       2.38   01/12/05   11,324,558    11,324,558
USAA Auto Owner Trust 2004-2
  A1..........................       1.66   02/10/05    5,502,736     5,502,736
USAA Auto Owner Trust 2004-3
  A1..........................       2.34   03/18/05    8,704,675     8,704,675
                                                                   ------------
                                                                     26,801,603
                                                                   ------------
REPURCHASE AGREEMENTS - 15.7%
Credit Suisse First Boston
Putable Repurchase Agreement,
dated 02/18/04, with a final
maturity date of 03/14/05,
interest receivable at
December 31, 2004 of $116,233,
collateralized by a U.S.
Government Agency Obligation
with a rate of 0.00% and a
maturity of 01/12/05, with an
aggregate market value of
$10,202,853...................       1.32   01/07/05   10,000,000    10,000,000
Credit Suisse First Boston
Putable Repurchase Agreement,
dated 04/08/04, with a final
maturity date of 05/02/05,
interest receivable at
December 31, 2004 of $112,363,
collateralized by U.S.
Government Agency Obligations
with rates of 0.00% and
maturities ranging from
01/12/05 to 03/18/19, with an
aggregate market value of
$10,201,096...................       1.52   01/07/05   10,000,000    10,000,000
Deutsche Bank Putable
Repurchase Agreement, dated
04/23/04, with a final
maturity date of 05/24/05,
interest receivable at
December 31, 2004 of $58,625,
collateralized by U.S.
Government Agency Obligations
with rates ranging from 0.00%
to 7.00% and maturities
ranging from 04/15/15 to
11/20/34, with an aggregate
market value of $5,100,000....       1.68   01/07/05    5,000,000     5,000,000
Deutsche Bank Putable
Repurchase Agreement, dated
05/04/04, with a final
maturity date of 06/03/05,
interest receivable at
December 31, 2004 of $122,508,
collateralized by U.S.
Government Agency Obligations
with rates ranging from 0.00%
to 7.00% and maturities
ranging from 04/15/15 to
11/20/34, with an aggregate
market value of $10,200,000...       1.83   01/07/05   10,000,000    10,000,000
Goldman Sachs Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$27,505,110, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 5.00% to 6.00% and
maturities ranging from
05/01/19 to 12/01/34, with an
aggregate market value of
$28,050,000...................       2.23   01/03/05   27,500,000    27,500,000
                                                                   ------------
                                                                     62,500,000
                                                                   ------------
                                                        SHARES
                                                      -----------
MUTUAL FUNDS - 0.0%
One Group Institutional Prime
  Money Market Fund...........                             46,221        46,221
                                                                   ------------
                                                                         46,221
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                        397,219,530

Other assets and liabilities, net - 0.4%                              1,764,661
                                                                   ------------

NET ASSETS - 100.0%                                                $398,984,191
                                                                   ============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        Variable Rate Notes                                     34.1%
        Commercial Paper                                        20.9%
        Repurchase Agreements                                   15.7%
        Corporate Debt                                          12.7%
        Asset Backed Securities                                  6.7%
        U.S. Government Agency Fixed Rate Obligations            5.0%
        Supranational Bank Olbligations                          4.0%
        U.S. Government Agency Variable Rate Obligations         0.5%
        Other assets and liabilities, net                        0.4%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR         VALUE
                                 MATURITY    MATURITY     VALUE       (NOTE 1)

--------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 92.7%
U.S. Treasury Bills...........     1.93%     01/13/05  $10,000,000  $  9,993,650
                ..............     1.75      01/20/05   15,000,000    14,986,384
                ..............     1.82      02/03/05   10,000,000     9,983,637
                ..............   1.84-2.06   02/10/05   35,000,000    34,925,034
                ..............     2.08      02/17/05   20,000,000    19,946,733
                ..............     1.92      02/24/05   20,000,000    19,943,450
                ..............   2.01-2.23   03/03/05   45,000,000    44,842,544
                ..............   2.16-2.24   03/10/05   35,000,000    34,857,266
                ..............   2.16-2.25   03/17/05   25,000,000    24,888,052
                ..............     2.22      03/24/05   10,000,000     9,950,424
                ..............   2.27-2.29   04/07/05   35,000,000    34,791,173
                ..............     2.37      04/28/05   15,000,000    14,886,884
U.S. Treasury Notes...........     1.90      02/28/05   15,000,000    14,990,323
                                                                    ------------
                                                                     288,985,554
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 7.3%
Dreyfus Treasury Prime Cash
  Fund........................                          13,846,343    13,846,343
Nations Treasury Reserves
  Money Market Fund...........                           8,746,961     8,746,961
                                                                    ------------
                                                                      22,593,304
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                        311,578,858

Other assets and liabilities, net - 0.0%                                  35,741
                                                                    ------------

NET ASSETS - 100.0%                                                 $311,614,599
                                                                    ============

                         COMPOSITION OF NET ASSETS (UNAUDITED)

        Treasury Obligations                            92.7%
        Mutual Funds                                     7.3%
        Other assets and liabilities, net                0.0%

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                YIELD TO                    PAR            VALUE
                                MATURITY   MATURITY        VALUE         (NOTE 1)

-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$375,059,375, collateralized
by U.S. Government Agency and
U.S. Treasury Obligations with
rates ranging from 0.00% to
6.30% and maturities ranging
from 01/12/05 to 05/15/29,
with an aggregate market value
of $382,501,934...............     1.90%     01/03/05  $ 375,000,000  $   375,000,000

Credit Suisse First Boston
Repurchase Agreement, dated
12/31/04, with a maturity
value of $100,013,750,
collateralized by a U.S.
Treasury Obligation with a
rate 5.75% and a maturity of
11/15/05, with an aggregate
market value of
$102,001,811..................     1.65      01/03/05    100,000,000      100,000,000

Deutsche Bank Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$125,016,667, collateralized
by U.S. Treasury Obligations
with rates of 0.00% and
maturities ranging from
08/15/05 to 02/15/06, with an
aggregate market value of
$127,600,000..................     1.60      01/03/05    125,000,000      125,000,000

JP Morgan Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$278,018,302, collateralized
by U.S. Treasury Obligations
with rates ranging from 1.50%
to 6.75% and maturities
ranging from 05/15/05 to
02/15/14, with an aggregate
market value of
$283,543,763..................     1.50      01/03/05    277,983,554      277,983,554

Merrill Lynch Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$255,034,000, collateralized
by U.S. Treasury Obligations
with rates ranging from 1.875%
to 13.25% and maturities
ranging from 05/15/05 to
05/15/14, with an aggregate
market value of
$260,104,599..................     1.60      01/03/05    255,000,000      255,000,000

Morgan Stanley Repurchase
Agreement, dated 12/31/04,
with a maturity value of
$455,056,117, collateralized
by a U.S. Treasury Obligation
with a rate of 0.875% and a
maturity of 04/15/10, with an
aggregate market value of
$464,178,232..................     1.48      01/03/05    455,000,000      455,000,000

Wachovia Capital LLC
Repurchase Agreement, dated
12/31/04, with a maturity
value of $350,046,667,
collateralized by U.S.
Treasury Obligations with
rates ranging from 3.00% to
4.875% and maturities ranging
from 12/31/06 to 02/15/12,
with an aggregate market value
of $367,000,156...............     1.60      01/03/05    350,000,000      350,000,000
                                                                      ---------------
                                                                        1,937,983,554
                                                                      ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                           1,937,983,554

Other assets and liabilities, net - (0.0%)                                   (217,134)
                                                                      ---------------

NET ASSETS - 100.0%                                                   $ 1,937,766,420
                                                                      ===============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

    Repurchase Agreements                               100.0%
        Other assets and liabilities, net                 0.0%

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 50.1%
Federal Farm Credit Bank...........................        1.40%             01/28/05       $       10,000,000   $      9,989,500
                       ............................         1.14             02/15/05                4,083,000          4,077,183
Federal Home Loan Bank.............................         2.18             01/05/05                5,000,000          4,998,789
                      .............................         1.95             01/12/05               25,000,000         24,985,180
Federal Home Loan Mortgage Corporation.............         2.15             01/04/05                5,500,000          5,499,019
                                      .............         2.20             01/25/05               25,000,000         24,963,500
                                      .............         2.18             01/26/05               25,000,000         24,962,326
                                      .............         2.14             02/01/05               15,000,000         14,972,488
                                      .............         2.22             02/03/05               25,000,000         24,949,354
                                      .............         2.24             03/08/05               15,000,000         14,938,950
                                      .............         2.27             03/28/05               25,000,000         24,865,624
                                      .............         2.55             06/27/05               25,000,000         24,691,480
Federal National Mortgage Association..............         2.15             01/03/05               25,000,000         24,997,028
                                  .................         2.23             01/06/05                2,000,000          1,999,381
                                  .................         1.83             01/19/05               30,000,000         29,972,850
                                  .................         1.99             01/20/05               12,000,000         11,987,460
                                  .................         2.00             02/07/05               10,000,000          9,979,547
                                  .................      1.38-1.50           02/14/05               52,500,000         52,500,000
                                  .................         3.88             02/15/05               30,000,000         30,059,162
                                  .................         1.38             02/18/05                2,550,000          2,550,000
                                  .................         2.33             02/25/05               25,000,000         24,965,350
                                  .................         1.34             03/04/05                2,000,000          1,999,993
                                  .................         2.19             03/08/05               15,000,000         14,940,325
                                  .................         2.33             04/06/05                4,116,000          4,090,910
                                  .................         1.31             04/22/05               25,000,000         25,000,000
                                  .................         1.36             05/03/05               15,000,000         14,999,532
                                  .................         1.93             05/20/05               10,000,000         10,010,314
                                  .................         1.85             06/03/05               42,000,000         42,000,000
                                  .................         2.21             06/24/05               10,000,000          9,894,634
                                  .................         2.84             11/15/05               15,000,000         14,956,303
                                  .................         2.97             11/17/05                2,900,000          2,882,327
                                                                                                                 ----------------
                                                                                                                      533,678,509
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 30.0%
Federal Farm Credit Bank...........................         2.18             01/03/05               25,000,000         24,998,956
                       ............................         2.25             01/29/05                3,500,000          3,499,769
Federal Home Loan Bank.............................      2.25-2.27           01/03/05               38,000,000         37,999,999
                      .............................         1.96             01/05/05               25,000,000         24,999,242
                      .............................      2.29-2.30           01/25/05               31,145,000         31,143,730
                      .............................         2.43             03/30/05               25,000,000         24,999,726
Federal National Mortgage Association..............         2.20             01/03/05               75,000,000         74,996,368
                                  .................         2.27             01/03/05                4,000,000          3,999,940
                                  .................         2.06             01/07/05               12,500,000         12,499,928
                                  .................         2.34             01/21/05               25,000,000         24,988,606
                                  .................         2.40             01/28/05                1,500,000          1,499,754
                                  .................      2.40-2.41           02/11/05               24,225,000         24,223,626
                                  .................         2.47             03/23/05               30,300,000         30,294,668
                                                                                                                 ----------------
                                                                                                                      320,144,312
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 19.6%
Credit Suisse First Boston Putable Repurchase
Agreement, dated 02/18/04, with a final maturity
date of 03/14/05, interest receivable at
December 31, 2004 of $174,350, collateralized by a
U.S. Government Agency Obligation with a rate of
4.125% and a maturity of 11/18/09, with an
aggregate market value of $15,304,481..............        1.32%             01/07/05       $       15,000,000   $     15,000,000

Credit Suisse First Boston Putable Repurchase
Agreement, dated 04/08/04, with a final maturity
date of 05/02/05, interest receivable at
December 31, 2004 of $449,450, collateralized by
U.S. Government Agency Obligations with rates
ranging from 4.125% to 5.25% and maturities ranging
from 11/18/09 to 08/01/12, with an aggregate market
value of $40,804,379...............................         1.52             01/07/05               40,000,000         40,000,000

Deutsche Bank Putable Repurchase Agreement, dated
05/04/04, with a final maturity date of 06/03/05,
interest receivable at December 31, 2004 of
$612,542, collateralized by U.S. Treasury
Obligations with rates ranging from 0.00% to 5.625%
and maturities ranging from 06/09/05 to 05/15/08,
with an aggregate market value of $51,000,894......         1.83             01/07/05               50,000,000         50,000,000

Goldman Sachs Repurchase Agreement, dated 12/31/04,
with a maturity value of $104,519,420,
collateralized by U.S. Government Agency
Obligations with rates ranging from 4.50% to 7.00%
and maturities ranging from 04/01/18 to 01/01/35,
with an aggregate market value of $106,590,001.....         2.23             01/03/05              104,500,000        104,500,000
                                                                                                                 ----------------
                                                                                                                      209,500,000
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 0.1%
Federated Government Obligation Money Market
  Fund.............................................                                                    704,724            704,724
                                                                                                                 ----------------
                                                                                                                          704,724
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                                                                        1,064,027,545

Other assets and liabilities, net - 0.2%                                                                                2,341,027
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  1,066,368,572
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S GOVERNMENT PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

     U.S. Government Agency Fixed Rate Obligations              50.1%
     U.S. Government Agency Variable Rate Obligations           30.0%
     Repurchase Agreements                                      19.6%
     Mutual Funds                                                0.1%
     Other assets and liabilities, net                           0.2%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                YIELD TO                               VALUE
                                MATURITY  MATURITY    PAR VALUE      (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 75.6%
ALASKA - 3.5%
Valdez Marine Terminal, BP
  Pipelines, Inc. Project.....     2.18%  01/03/05   $  3,550,000  $   3,550,000
Valdez Marine Terminal, Exxon
  Pipeline Co. Project........     1.82   01/03/05      3,000,000      3,000,000
Valdez, BP Pipelines, Inc.,
  Exxon Mobil Corporation.....     2.18   01/03/05      4,500,000      4,500,000
                                                                   -------------
                                                                      11,050,000
                                                                   -------------
CALIFORNIA - 1.7%
California State Department of
  Water Resources, LOC: BNP
  Paribas.....................     2.25   01/03/05      1,700,000      1,700,000
California State, LOC: State
  Street Bank & Trust Co......     2.16   01/03/05      3,800,000      3,800,000
                                                                   -------------
                                                                       5,500,000
                                                                   -------------
COLORADO - 2.4%
Colorado Housing & Finance
  Authority, Insurer: FNMA....     1.98   01/05/05      7,500,000      7,500,000
                                                                   -------------
                                                                       7,500,000
                                                                   -------------
CONNECTICUT - 4.5%
Connecticut State Health &
  Educational Facilities
  Authority, Yale
  University..................     2.00   01/05/05        650,000        650,000
                                   1.85   01/06/05        350,000        350,000
Connecticut State Health &
  Educational Facilities
  Authority, Yale University,
  LOC: Dexia Credit Local de
  France......................     2.10   01/03/05         85,000         85,000
Connecticut State, SPA:
  Bayerische Landesbank.......     1.96   01/06/05     13,300,000     13,300,000
                                                                   -------------
                                                                      14,385,000
                                                                   -------------
GEORGIA - 1.6%
Metropolitan Atlanta Rapid
  Transit Authority, LOC:
  Bayerische Landesbank.......     2.00   01/05/05      5,000,000      5,000,000
                                                                   -------------
ILLINOIS - 9.9%
Chicago Board of Education,
  SPA: Depfa Bank PLC,
  Insurer: FSA................     2.17   01/03/05        200,000        200,000
Chicago O'Hare International
  Airport, LOC: Societe
  Generale....................     1.95   01/05/05      3,405,000      3,405,000
Illinois Health Facilities
  Authority, Gottlieb Memorial
  Hospital, SPA:Harris
  Trust & Savings Bank........     2.00   01/05/05      8,600,000      8,600,000
Illinois Health Facilities
  Authority, Resurrection
  Healthcare Corporation, SPA:
  Bank One NA, Insurer: FSA...     2.19   01/03/05        900,000        900,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, LOC:
  Northern Trust Company......     2.00   01/05/05     12,000,000     12,000,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, SPA: Bank
  One NA, Insurer: MBIA.......     2.00   01/05/05      1,500,000      1,500,000
Illinois State - Series B,
  SPA: Depfa Bank PLC.........     2.00   01/05/05      5,000,000      5,000,000
                                                                   -------------
                                                                      31,605,000
                                                                   -------------
INDIANA - 3.8%
Indiana State Educational
  Facilities Authority,
  University of Notre Dame Du
  Lac, LOC: Bank of America
  NA..........................     1.92   01/06/05     12,000,000     12,000,000
                                                                   -------------
KENTUCKY - 0.3%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare System, Insurer:
  MBIA........................     2.17   01/03/05        900,000        900,000
                                                                   -------------
MASSACHUSETTS - 2.8%
Boston Water and Sewer
  Commission, LOC: State
  Street Bank & Trust Co......     1.91   01/06/05      5,450,000      5,450,000
Massachusetts State Health &
  Educational Facilities
  Authority, Capital Asset
  Program, LOC: State Street
  Bank & Trust Co., Insurer:
  MBIA........................     2.16   01/03/05      3,225,000      3,225,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                YIELD TO                               VALUE
                                MATURITY  MATURITY    PAR VALUE      (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Massachusetts State, Central
  Artery Project,
  LOC: Landesbank Baden.......     2.18%  01/03/05   $     50,000  $      50,000
Massachusetts State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.97   01/06/05        100,000        100,000
                                                                   -------------
                                                                       8,825,000
                                                                   -------------
MICHIGAN - 5.5%
Detroit Water Supply Systems,
  Insurer: FGIC...............     2.00   01/05/05     15,000,000     15,000,000
Michigan State Housing
  Development Authority,
  Insurer: MBIA...............     1.98   01/06/05      2,600,000      2,600,000
                                                                   -------------
                                                                      17,600,000
                                                                   -------------
MINNESOTA - 1.2%
Hennepin County, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.84   01/06/05         65,000         65,000
Minneapolis, LOC: Dexia Credit
  Local de France.............     1.84   01/06/05      3,090,000      3,090,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA.....................     2.20   01/05/05        500,000        500,000
                                                                   -------------
                                                                       3,655,000
                                                                   -------------
MISSISSIPPI - 0.3%
Jackson County Port Facility,
  Chevron Corporation.........     2.18   01/03/05        850,000        850,000
                                                                   -------------
MISSOURI - 3.6%
Missouri State Health &
  Educational Facilities
  Authority, Deaconess Long
  Term Care, LOC: Bank One
  NA..........................     2.00   01/06/05      7,500,000      7,500,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, SPA: JP Morgan
  Chase Bank..................     2.18   01/03/05      4,050,000      4,050,000
                                                                   -------------
                                                                      11,550,000
                                                                   -------------
NEW HAMPSHIRE - 2.2%
New Hampshire Health &
  Education Facilities
  Authority, Dartmouth
  College.....................     1.95   01/05/05      7,090,000      7,090,000
                                                                   -------------
NEW JERSEY - 0.7%
New Jersey Economic
  Development Authority,
  United Water, Inc., SPA:
  Bank of New York, Insurer:
  AMBAC.......................     2.16   01/03/05      2,110,000      2,110,000
                                                                   -------------
NEW YORK - 15.6%
New York City Housing
  Development Corporation
  Multifamily Revenue Bond,
  RBNB Wall Street Owner,
  LOC: HSBC Direct Pay........     1.96   01/05/05     15,000,000     15,000,000
New York City Transitional
  Finance Authority, New York
  City Recovery, SPA: Bank of
  New York....................     2.25   01/03/05      6,900,000      6,900,000
New York City, LOC: State
  Street Bank & Trust Co......     2.15   01/03/05      1,300,000      1,300,000
New York City, LOC: Toronto
  Dominion Bank...............     1.95   01/05/05      5,000,000      5,000,000
New York State Dormitory
  Authority Revenue Bond, LOC:
  Dexia Credit Local de
  France, Insurer: FSA........     1.97   01/06/05     10,000,000     10,000,000
New York State Housing Finance
  Agency, Normandie CT I, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.97   01/05/05        880,000        880,000
New York State Local
  Government Assistance
  Corporation Tax Revenue
  Bond, LOC: Societe
  Generale....................     1.95   01/05/05     10,480,000     10,480,000
                                                                   -------------
                                                                      49,560,000
                                                                   -------------
NORTH CAROLINA - 3.4%
North Carolina Educational
  Facilities Finance Agency,
  Duke University.............     2.00   01/06/05      5,350,000      5,350,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                YIELD TO                               VALUE
                                MATURITY  MATURITY    PAR VALUE      (NOTE 1)

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.95%  01/05/05   $  5,500,000  $   5,500,000
                                                                   -------------
                                                                      10,850,000
                                                                   -------------
OHIO - 1.2%
Cleveland Income Tax Revenue
  Bond, SPA: Toronto Dominion
  Bank, Insurer: AMBAC........     1.94   01/05/05      3,915,000      3,915,000
                                                                   -------------
PENNSYLVANIA - 0.8%
Delaware County Industrial
  Development Authority,
  General Electric Capital
  Corporation.................     1.96   01/05/05        900,000        900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery Facility,
  General Electric Capital
  Corporation.................     1.96   01/05/05      1,400,000      1,400,000
Lehigh County Industrial
  Development Authority
  Pollution Control Revenue
  Bond, Allegheny Electric
  Cooperative, Inc., LOC:
  Rabobank Nederland..........     2.18   01/05/05         90,000         90,000
                                                                   -------------
                                                                       2,390,000
                                                                   -------------
TEXAS - 0.4%
Harris County Health
  Facilities Development
  Authority, Texas Children's
  Hospital, SPA: JP Morgan
  Chase Bank, Insurer: MBIA...     2.18   01/03/05        615,000        615,000
Port of Port Arthur Navigation
  District Pollution Control
  Revenue Bond, Texaco,
  Inc.........................     2.18   01/03/05        600,000        600,000
Southwest Higher Education
  Authority, Inc., Southern
  Methodist University, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................     2.18   01/03/05        185,000        185,000
                                                                   -------------
                                                                       1,400,000
                                                                   -------------
VIRGINIA - 0.4%
Peninsula Port Authority,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA....................     2.17   01/03/05      1,300,000      1,300,000
                                                                   -------------
WASHINGTON - 5.8%
Washington State Public Power
  Supply System, LOC: Bank of
  America NA..................     1.99   01/05/05      9,425,000      9,425,000
Washington State Public Power
  Supply System, LOC: JP
  Morgan Chase Bank...........     1.97   01/05/05      1,800,000      1,800,000
Washington State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale................     1.92   01/05/05      7,100,000      7,100,000
                                                                   -------------
                                                                      18,325,000
                                                                   -------------
WEST VIRGINIA - 3.9%
Marshall County Pollution
  Control Revenue Bond, Ohio
  Power Co., LOC: Royal Bank
  of Scotland.................     2.19   01/03/05     12,440,000     12,440,000
                                                                   -------------
WYOMING - 0.1%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     2.05   01/06/05        300,000        300,000
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........     2.05   01/03/05         65,000         65,000
                                                                   -------------
                                                                         365,000
                                                                   -------------
                                                                     240,165,000
                                                                   -------------
FIXED RATE DEMAND NOTES - 23.5%
ARIZONA - 2.9%
Salt River Project,
  Agricultral Improvement &
  Power District..............     1.78   01/06/05      9,085,000      9,085,000
                                                                   -------------
COLORADO - 4.8%
Colorado State General Fund
  Revenue Bond................     1.57   06/27/05     15,000,000     15,102,744
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                YIELD TO                               VALUE
                                MATURITY  MATURITY    PAR VALUE      (NOTE 1)

--------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
FLORIDA - 2.1%
Jacksonville Electric
  Authority...................     1.60%  01/12/05   $  6,800,000  $   6,800,000
                                                                   -------------
NEBRASKA - 3.0%
Lincoln Electric System.......     1.70   01/06/05      4,000,000      4,000,000
                    ..........     1.78   01/06/05      5,700,000      5,700,000
                                                                   -------------
                                                                       9,700,000
                                                                   -------------
NEW JERSEY - 2.4%
New Jersey State Tax & Revenue
  Anticipation Notes..........     1.50   06/24/05      7,500,000      7,552,984
                                                                   -------------
NEW MEXICO - 3.2%
New Mexico State..............     1.91   06/30/05     10,000,000     10,102,287
                                                                   -------------
TEXAS - 1.9%
Austin, LOC: Bayerische
  Landesbank..................     1.78   01/05/05      2,000,000      2,000,000
Texas State Tax & Revenue
  Anticipation Notes..........     1.57   08/31/05      4,000,000      4,037,315
                                                                   -------------
                                                                       6,037,315
                                                                   -------------
UTAH - 0.7%
Intermountain Power Agency
  Power Supply Revenue Bond,
  SPA: JP Morgan Chase Bank,
  Insurer: AMBAC..............     1.74   01/04/05      2,300,000      2,300,000
                                                                   -------------
WISCONSIN - 2.5%
Wisconsin State...............     1.70   01/06/05      6,000,000      6,000,000
             .................     1.76   01/12/05      2,000,000      2,000,000
                                                                   -------------
                                                                       8,000,000
                                                                   -------------
                                                                      74,680,330
                                                                   -------------
                                                        SHARES
                                                     ------------
MUTUAL FUNDS - 0.7%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                             45,534         45,534
SEI Tax-Exempt Institutional
  Money Market Fund...........                          2,054,361      2,054,361
                                                                   -------------
                                                                       2,099,895
                                                                   -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                         316,945,225

Other assets and liabilities, net - 0.2%                                 749,397
                                                                   -------------

NET ASSETS - 100.0%                                                $ 317,694,622
                                                                   =============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

SPA - Standby Purchase Agreement

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        Variable Rate Demand Notes                              75.6%
        Fixed Rate Demand Notes                                 23.5%
        Mutual Funds                                             0.7%
        Other assets and liabilities, net                        0.2%

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $1,458,582,331  $ 334,719,530   $ 311,578,858   $          --   $ 854,527,545    $ 316,945,225
    Repurchase agreements    591,000,000      62,500,000              --   1,937,983,554     209,500,000               --
    Cash                         452,554         202,283              --              --         172,805               --
    Interest receivable       10,846,338       1,646,592          98,272          87,108       2,398,372          810,275
    Prepaid expenses              60,661          32,168           8,152          34,781          19,657            4,461
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       2,060,941,884     399,100,573     311,685,282   1,938,105,443   1,066,618,379      317,759,961
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)            38,975          78,347          43,503         296,814         220,666           49,303
    Accrued expenses              81,586          38,035          27,180          42,209          29,141           16,036
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities        120,561         116,382          70,683         339,023         249,807           65,339
                           -------------   -------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $2,060,821,323  $ 398,984,191   $ 311,614,599   $1,937,766,420  $1,066,368,572   $ 317,694,622
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
INCOME
    Interest and
      dividends            $  67,853,305   $   7,173,881   $   3,772,345   $  24,273,337   $  16,920,269    $   3,813,099
                           -------------   -------------   -------------   -------------   -------------    -------------
EXPENSES
    Management fees (Note
      2)                       8,683,168         764,270         525,789       3,033,563       1,913,232          543,998
    Audit                         47,143          19,961          21,186          26,629          25,312           17,799
    Transaction fees              13,951           5,323           4,794           9,952           5,865            3,971
    Legal                         29,530           3,545           1,469           8,835           5,902            1,754
    Insurance                     50,711          12,631          12,909          30,370          20,108            2,923
    Trustees fees and
      expenses                    53,229           8,093           3,938          23,475          14,195            2,858
    Ratings fee                    4,995          46,891           5,414           6,259              --               --
    Line of credit fee           101,510           7,241           2,632          25,754          22,108            4,925
    Miscellaneous                 16,166          10,484           6,943          15,068           7,272            1,782
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         9,000,403         878,439         585,074       3,179,905       2,013,994          580,010
        Reduction of
          management fee
          (Note 2)              (578,367)             --              --              --              --               --
                           -------------   -------------   -------------   -------------   -------------    -------------
        Net expenses           8,422,036         878,439         585,074       3,179,905       2,013,994          580,010
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         59,431,269       6,295,442       3,187,271      21,093,432      14,906,275        3,233,089

NET REALIZED LOSS ON
  INVESTMENTS                 (1,055,687)        (13,483)           (735)             --        (336,064)              --
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  58,375,582   $   6,281,959   $   3,186,536   $  21,093,432   $  14,570,211    $   3,233,089
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                           PRIME PORTFOLIO
                           -------------------------------------   ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                                          JUNE 20, 2003
                                                                                         (COMMENCEMENT OF
                              YEAR ENDED          YEAR ENDED          YEAR ENDED           OPERATIONS)
                           DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   TO DECEMBER 31, 2003
                           -----------------   -----------------   -----------------   --------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     59,431,269    $     56,973,134    $      6,295,442    $          877,730
    Net realized gain
      (loss) on
      investments                (1,055,687)             53,724             (13,483)                1,972
                           ----------------    ----------------    ----------------    ------------------
        Net increase in
          net assets from
          operations             58,375,582          57,026,858           6,281,959               879,702
                           ----------------    ----------------    ----------------    ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            39,360,152,742      33,193,949,024       1,319,460,592           200,026,747
    Withdrawals             (41,812,040,733)    (34,565,135,617)     (1,126,941,441)             (723,368)
                           ----------------    ----------------    ----------------    ------------------
        Net increase
          (decrease) from
          investors'
          transactions       (2,451,887,991)     (1,371,186,593)        192,519,151           199,303,379
                           ----------------    ----------------    ----------------    ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS              (2,393,512,409)     (1,314,159,735)        198,801,110           200,183,081
NET ASSETS
    Beginning of period       4,454,333,732       5,768,493,467         200,183,081                    --
                           ----------------    ----------------    ----------------    ------------------
    End of period          $  2,060,821,323    $  4,454,333,732    $    398,984,191    $      200,183,081
                           ================    ================    ================    ==================

                                    TREASURY PORTFOLIO
                           -------------------------------------

                              YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2004   DECEMBER 31, 2003
                           -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      3,187,271    $      3,132,757
    Net realized gain
      (loss) on
      investments                      (735)              2,500
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              3,186,536           3,135,257
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               574,365,214         673,201,995
    Withdrawals                (567,540,350)       (736,922,046)
                           ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions            6,824,864         (63,720,051)
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  10,011,400         (60,584,794)
NET ASSETS
    Beginning of period         301,603,199         362,187,993
                           ----------------    ----------------
    End of period          $    311,614,599    $    301,603,199
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                           -------------------------------------   -------------------------------------
                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     21,093,432    $      7,030,280    $     14,906,275    $      6,055,443
    Net realized loss on
      investments                        --                  --            (336,064)             (5,252)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             21,093,432           7,030,280          14,570,211           6,050,191
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            20,677,759,464      10,876,927,863       5,180,149,763       2,319,338,251
    Withdrawals             (20,102,114,801)     (9,884,876,852)     (4,623,975,823)     (2,280,957,239)
                           ----------------    ----------------    ----------------    ----------------
        Net increase from
          investors'
          transactions          575,644,663         992,051,011         556,173,940          38,381,012
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET
  ASSETS                        596,738,095         999,081,291         570,744,151          44,431,203
NET ASSETS
    Beginning of period       1,341,028,325         341,947,034         495,624,421         451,193,218
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  1,937,766,420    $  1,341,028,325    $  1,066,368,572    $    495,624,421
                           ================    ================    ================    ================

                                    MUNICIPAL PORTFOLIO
                           -------------------------------------
                              YEAR ENDED          YEAR ENDED
                           DECEMBER 31, 2004   DECEMBER 31, 2003
                           -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      3,233,089    $      1,727,695
    Net realized loss on
      investments                        --                  --
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              3,233,089           1,727,695
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               760,179,195         416,318,831
    Withdrawals                (695,111,102)       (265,065,756)
                           ----------------    ----------------
        Net increase from
          investors'
          transactions           65,068,093         151,253,075
                           ----------------    ----------------
NET INCREASE IN NET
  ASSETS                         68,301,182         152,980,770
NET ASSETS
    Beginning of period         249,393,440          96,412,670
                           ----------------    ----------------
    End of period          $    317,694,622    $    249,393,440
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       ANNUALIZED RATIOS TO AVERAGE
                                                NET ASSETS
                                      ------------------------------    NET ASSETS
                                                   NET      EXPENSES      END OF
PERIODS ENDED                TOTAL              INVESTMENT   BEFORE       PERIOD
DECEMBER 31,               RETURN(1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
------------               ---------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2004                     1.25%      0.16%      1.16%      0.18%    $2,060,821
    2003                     1.17%      0.18%      1.16%        --      4,454,334
    2002                     1.87%      0.18%      1.87%        --      5,768,493
    2001                     4.26%      0.18%      3.83%        --      4,992,093
    2000                     6.34%      0.19%      6.34%        --      1,098,004
PRIME PORTFOLIO
    2004                     1.26%      0.20%      1.40%        --        398,984
    2003 (A)                 0.45%      0.22%      0.84%        --        200,183
TREASURY PORTFOLIO
    2004                     1.03%      0.19%      1.03%        --        311,615
    2003                     0.87%      0.19%      0.89%        --        301,603
    2002                     1.55%      0.18%      1.57%        --        362,188
    2001                     3.80%      0.18%      3.60%        --        586,494
    2000                     5.71%      0.20%      5.72%        --        377,706
TREASURY PLUS PORTFOLIO
    2004                     1.15%      0.18%      1.18%        --      1,937,766
    2003                     0.92%      0.18%      0.90%        --      1,341,028
    2002                     1.52%      0.19%      1.53%        --        341,947
    2001                     3.72%      0.18%      3.64%        --        235,597
    2000                     6.04%      0.20%      6.03%        --        280,633
U.S. GOVERNMENT
  SECURITIES PORTFOLIO
    2004                     1.26%      0.18%      1.32%        --      1,066,369
    2003                     1.09%      0.18%      1.06%        --        495,624
    2002                     1.76%      0.18%      1.77%        --        451,193
    2001                     4.03%      0.18%      3.70%        --        480,608
    2000                     6.08%      0.21%      6.06%        --        186,613
MUNICIPAL PORTFOLIO
    2004                     1.00%      0.18%      1.01%        --        317,695
    2003                     0.81%      0.19%      0.80%        --        249,393
    2002                     1.24%      0.19%      1.23%        --         96,413
    2001 (B)                 1.50%      0.23%      1.87%        --        124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(A)  Commenced Operations June 20, 2003.

(B)  Commenced Operations April 19, 2001.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios. The Adviser voluntarily waived a portion of the Cash Portfolio's fee during 2004.

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. For its services as investment sub-adviser, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2004 were aggregated as follows:

                                                                  COMBINED
                                                               MATURITIES AND
                                               PURCHASES            SALES
                                           -----------------  -----------------
         Cash Portfolio..................  $ 127,800,127,394  $ 130,209,097,109
         Prime Portfolio.................     17,413,197,847     17,213,999,426
         Treasury Portfolio..............      1,828,155,314      1,818,243,168
         Treasury Plus Portfolio.........    446,664,224,950    446,067,406,914
         U.S. Government Portfolio.......     44,224,860,342     43,675,305,333
         Municipal Portfolio.............      1,536,174,502      1,467,913,980

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. During the year ended December 31, 2004, the Municipal Portfolio had borrowings outstanding on three days, the maximum balance being $6.5 million.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Owners of Beneficial Interest of
The Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio, six of the series comprising the Merrimac Master Portfolio (the "Trust") as of December 31, 2004, and the related statements of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of the Merrimac Master Portfolio at December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 9, 2005

                           MERRIMAC MASTER PORTFOLIO
                    SHAREHOLDERS MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

       A special meeting of the shareholders of the Merrimac Cash Portfolio (the "Cash Portfolio"), Merrimac Prime Portfolio (the "Prime Portfolio"), Merrimac Treasury Portfolio (the "Treasury Portfolio"), Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "U.S. Government Portfolio"), and Merrimac Municipal Portfolio (the "Municipal Portfolio"), each a series of the Merrimac Master Portfolio was held on December 2, 2004.

     PROPOSAL 1

       To elect five Trustees to serve on the Board of Trustees of the Merrimac Master Portfolio until their Successors have been duly elected and qualified.

       The result of the vote taken among shareholders was:

                                                    AFFIRM         WITHHOLD
                                               ----------------  -------------
         FRANCIS J. GAUL, JR.                  5,181,773,535.66  12,577,102.00
         KEVIN J. SHEEHAN                      5,137,689,913.66  56,660,724.00
         THOMAS E. SINTON                      5,181,773,535.66  12,577,102.00
         THOMAS J. BROWN                       5,181,773,535.66  12,577,102.00
         ARTHUR H. MEEHAN                      5,182,611,062.66  11,739,575.00

     PROPOSAL 2

       To adopt a "Manager-of-Managers" arrangement.

       With regard to Proposal 2, the special meeting of the shareholders of the Treasury Portfolio was adjourned to December 10, 2004. The result of the vote taken among shareholders was:

                                        FOR           AGAINST       ABSTAIN
                                   --------------  -------------  ------------
         TREASURY PORTFOLIO        120,029,935.00  37,284,882.00  6,338,968.00

       With regard to Proposal 2, the special meeting of the shareholders of the Treasury Plus Portfolio was adjourned to December 10, 2004 and to December 21, 2004. The result of the vote taken among shareholders was:

                                         FOR            AGAINST       ABSTAIN
                                   ----------------  -------------  ------------
         TREASURY PLUS PORTFOLIO   1,749,081,593.20  33,229,978.00  1,755,502.00

                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Series.

                                                                                                NUMBER OF
                          POSITIONS HELD                                                      PORTFOLIOS IN
                          WITH THE TRUST       TERM OF OFFICE                                  FUND COMPLEX
                         AND THE PORTFOLIO     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE         TRUST           TIME SERVED(1)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(2)
 -------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
 FRANCIS J. GAUL, JR.    Trustee            Merrimac Master       Private Investor July            13
 200 Clarendon Street,                      Portfolio since       1997 -- present, Vice
 Boston, Massachusetts                      1996; Merrimac        President and Principal,
 02116                                      Series since 1998     Triad Investment
 Age: 61                                                          Management Company
                                                                  (Registered Investment
                                                                  Adviser) July 1996 --
                                                                  May 1997.
 THOMAS E. SINTON        Trustee            Merrimac Master       Retired, Managing                13
 200 Clarendon Street,                      Portfolio since       Director, Corporate
 Boston, Massachusetts                      1996; Merrimac        Accounting Policy, April
 02116                                      Series since 1998     1993 -- October 1996 and
 Age: 72                                                          Consultant, January
                                                                  1993 -- March 1996,
                                                                  Bankers Trust Company.
 THOMAS J. BROWN         Trustee            Since 2003            Chief Operating Officer          13
 200 Clarendon Street,                                            and Chief Financial
 Boston, Massachusetts                                            Officer of American
 02116                                                            General Asset Management
 Age: 59                                                          (Investment Management),
                                                                  August 2000 to April
                                                                  2002; Chief Financial
                                                                  Officer, Cypress
                                                                  Holdings (Investment
                                                                  Management), October
                                                                  1997 to August 2000.
 ARTHUR H. MEEHAN        Trustee            Since 2004            St. Vincent College,             13
 200 Clarendon Street,                                            Director 1999 --
 Boston, Massachusetts                                            present, Citizens Bank,
 02116                                                            Director October
 Age: 69                                                          2002 -- present and
                                                                  Medford Savings Bank,
                                                                  Chief Executive Officer
                                                                  and President February
                                                                  1992 -- November 2002.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2004.

                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                          POSITIONS HELD                                                      PORTFOLIOS IN
                          WITH THE TRUST       TERM OF OFFICE                                  FUND COMPLEX
                         AND THE PORTFOLIO     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 NAME, ADDRESS AND AGE         TRUST           TIME SERVED(3)       DURING PAST 5 YEARS     TRUSTEE/OFFICER(4)
 -------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE AND
 OFFICERS(5)
 KEVIN J. SHEEHAN        Trustee            Merrimac Master       Chairman, Chief                  13
 200 Clarendon Street,                      Portfolio since       Executive Officer and
 Boston, Massachusetts                      1996; Merrimac        President of Investors
 02116                                      Series since 1998     Financial Services Corp.
 Age: 53                                                          and Investors Bank &
                                                                  Trust Company, June 1995
                                                                  to August 2001; Chairman
                                                                  and Chief Executive
                                                                  Officer of Investors
                                                                  Financial Services Corp.
                                                                  and Investors Bank &
                                                                  Trust Company, August
                                                                  2001 to present.
 PAUL J. JASINSKI        President and      Merrimac Master       Managing Director,               13
 200 Clarendon Street,   Chief Executive    Portfolio since       Investors Bank & Trust
 Boston, Massachusetts   Officer            1999; Merrimac        Company, 1990 --
 02116                                      Series since 2001     present; Director
 Age: 57                                                          November 1996 --
                                                                  present, Investors
                                                                  Bank & Trust --
                                                                  Advisory Division.
 JOHN F. PYNE            Vice President,    Treasurer and Chief   Director, Investors              13
 200 Clarendon Street,   Treasurer and      Financial Officer     Bank & Trust Company
 Boston, Massachusetts   Chief Financial    since 2002, Vice      2000 -- present.
 02116                   Officer            President since 2000  Assistant Treasurer,
 Age: 36                                                          State Street Bank
                                                                  1992 -- 2000.
 DONALD F. COOLEY        Vice President     Merrimac Series       Director/Sales,                  13
 200 Clarendon Street,                      since 2001, Merrimac  Investors Bank & Trust
 Boston, Massachusetts                      Master Portfolio      Company May 2001 --
 02116                                      since 2003            present. Vice President,
 Age: 41                                                          Credit Suisse First
                                                                  Boston 1999 -- 2000.
                                                                  Vice President, Citicorp
                                                                  1988 -- 1998.
 SUSAN C. MOSHER         Secretary          Merrimac Master       Senior Director 2001 --          13
 200 Clarendon Street,                      Portfolio since       present, Director
 Boston, Massachusetts                      1997; Merrimac        1995 -- 2000, Mutual
 02116                                      Series since 1998     Fund Administration --
 Age: 49                                                          Legal Administration,
                                                                  Investors Bank & Trust
                                                                  Company.
 SANDRA I. MADDEN        Assistant          Since 1999            Senior Associate                 13
 200 Clarendon Street,   Secretary                                Counsel, Mutual Fund
 Boston, Massachusetts                                            Administration -- Legal
 02116                                                            Administration,
 Age: 38                                                          Investors Bank & Trust
                                                                  Company, 1999 --
                                                                  present; Associate,
                                                                  Scudder Kemper
                                                                  Investments, Inc.,
                                                                  1996 -- 1999.
 DONNA M. ROGERS         Chief Compliance   Since 2004            Senior Director 1996 --          13
 200 Clarendon Street,   Officer                                  present, Director
 Boston, Massachusetts                                            1994-1996, Mutual Fund
 02116                                                            Administration --
 Age: 38                                                          Reporting & Compliance,
                                                                  Investors Bank & Trust
                                                                  Company.

--------------------------------------------------------------------------------

(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(4)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2004.
(5) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

    As of December 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2004, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Thomas E. Sinton, who is independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2004 and 2003 were $55,263 and $60,400, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2004 and 2003. (c) TAX
     FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2004 and 2003 were $7,737 and $11,600, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2004 and 2003.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas E. Sinton, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2004 and December 31, 2003.
(f)  Not applicable.
(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2004 and December 31, 2003 were $503,000 and $399,300, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Sox Code of Ethics is attached.

      (a)(2) Section 302 Certification letters are attached.

      (b)    Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Merrimac Series

      By: /s/ Paul J. Jasinski
      -----------------------------------------
      Paul J. Jasinski
      President and Principal Executive Officer

      Date: February 22, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Paul J. Jasinski
      -----------------------------------------
      Paul J. Jasinski
      President and Principal Executive Officer

      Date: February 22, 2005


      By: /s/ John F. Pyne
      -----------------------------------------
      John F. Pyne
      Treasurer and Principal Financial Officer

      Date:   February 22, 2005